Stock-based payment plans - Fair value of stock options and warrants (Details) - Share Options and Warrants - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value of stock options and warrants
Weighted average fair value of underlying shares	$ 27.82	$ 16.33	$ 10.96
Weighted average expected volatility	50.50%	44.80%	40.00%
Weighted average risk-free interest rate	1.69%	0.82%	0.37%
Weighted average expected term	3 years 8 months 23 days	3 years 11 months 23 days	4 years
Expected dividend yield		0.00%